Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount

Supplemental information related to leases was as follows:

	Years ended December 31,
	2023	2024
Operating fixed lease cost	$180	$175

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2023	2024
Cash paid for amounts included in measurement of lease liabilities	$133	$129
Non-cash operating lease liabilities arising from obtaining operating right-of-use assets	43	113

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term	1.78 years	1.15 years
Weighted-average discount rate	2.89%	3.20%

Schedule of Maturities of Lease Liabilities

The maturities of lease liabilities as of December 31, 2024 were as follows:

Amount
2025	$162
2026	16
Thereafter	—
Total lease payments	178
Less: imputed interest	(3)
Present value of minimum operating lease payments	$175